Allowance for Loan and Lease Losses ("ALLL") (Summary of Allowance for Loan and Lease Losses and Recorded Investment in Loans and Leases, Excluding Loans Covered by FDIC) (Parenthetical) (Detail) (USD $)
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance For Loan And Lease Losses [Line Items]
Total Loans and Leases	$ 2,115,834,000	$ 1,880,483,000
Total ALLL	38,738,000	39,169,000	40,230,000	39,619,000
TDR [Member]
Allowance For Loan And Lease Losses [Line Items]
Total Loans and Leases		1,000,000
Total ALLL		$ 300,000